Stock-Based Compensation (Summary Of Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock-Based Compensation [Abstract]
Options outstanding at beginning of year, Number of Options	906,964	919,639	841,991
Granted, Number of Options	1,594,000	2,030	119,945
Forfeited, Number of Options	(16,966)	(10,180)
Expired, Number of Options	(3,390)
Exercised, Number of Options	(8,783)	(4,525)	(42,297)
Options outstanding at end of year, Number of Options	2,471,825	906,964	919,639
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 15.09	$ 15.08	$ 14.69
Granted, Weighted Average Exercise Price	$ 11.89	$ 10.86	$ 14.25
Forfeited, Weighted Average Exercise Price	$ 16.70	$ 16.59
Expired, Weighted Average Exercise Price	$ 11.33
Exercised, Weighted Average Exercise Price	$ 4.07	$ 8.23	$ 4.96
Options outstanding at end of year, Weighted Average Exercise Price	$ 13.06	$ 15.09	$ 15.08